Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 05, 2021	Nov. 04, 2021	Oct. 12, 2021	Apr. 27, 2021	Jul. 09, 2019	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 04, 2021	Apr. 20, 2021	Jan. 26, 2021	Jul. 15, 2019
Subsequent Event [Line Items]
Common stock par or stated value per share							$ 0.000001	$ 0.000001	$ 0.000001				$ 0.000001
Switchback Warrant [Member]
Subsequent Event [Line Items]
Common stock, conversion basis								one-fifth of one
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share							0.0001	$ 0.0001	0.0001
Common stock, conversion basis								one-for-one basis
Aggregate purchase price of shares								16,000,000
Aggregate purchase price per share							10.00	$ 10.00	10.00
Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share							0.0001	$ 0.0001	0.0001
Common stock, conversion basis								one-for-one basis
Bird Rides [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share							$ 0.000001	$ 0.000001	$ 0.000001		$ 0.000001	$ 0.000001
Debt instrument, Basis spread on Variable rate					9.50%
Temporary equity, shares authorized											173,212,667	142,148,158
Share price																$ 20.70
Line of credit facility, Collateral									The Vehicle Financing Facility is secured by a first priority perfected security interest in vehicles, collections from revenue generated by vehicles, and a reserve account related to such vehicles contributed by the Company to the SPV (collectively, “Collateral”).
Repayments of debt						$ 31,200			$ 40,610	$ 18,752	$ 18,776	$ 21,337
Loss on extinguishment of debt						2,300			$ (2,304)	$ 0	$ 0	$ (1,514)
Bird Rides [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation														0.00%
Bird Rides [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation														100.00%
Bird Rides [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of debt				$ 31,200
Loss on extinguishment of debt				(2,300)
Bird Rides [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation														0.00%
Bird Rides [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of scaling up on the delta between pro rata and twice the pro rata participation														100.00%
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity						$ 40,000
Debt instrument, Commitment period			Oct. 27, 2021
Debt instrument, Maturity date			Apr. 27, 2024						Apr. 27, 2024
Line of credit facility, Covenant terms									The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which restricts the Company from selling, assigning, or disposing of any Collateral contributed in connection with the Apollo Credit Agreement. The primary affirmative covenant is a requirement to provide monthly reports within 30 days after the end of each fiscal month and audited annual financial statements at a specified time.
Proceeds from line of credit	$ 19,500						$ 8,400		$ 19,200
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity				$ 40,000
Line of credit facility, Collateral				The borrowings under the credit facility will be secured by vehicles contributed by the Company into the SPV .
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member] | Special Purpose Vehicle Entity [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 40,000
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt instrument, Basis spread on Variable rate			9.00%						9.00%
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, Description of variable rate basis				900 bps
Debt instrument floor rate				1.00%
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement Amendment No.2 [Member]
Subsequent Event [Line Items]
Debt instrument, Commitment period			Nov. 30, 2022
Line of credit facility, Covenant terms			cost financial covenant
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement Amendment No.2 [Member] | Special Purpose Vehicle Entity [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 150,000
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement Amendment No.2 [Member] | Extended Maturity [Member]
Subsequent Event [Line Items]
Debt instrument, Maturity date			Oct. 12, 2024
Bird Rides [Member] | Vehicle Financing Facility [Member] | Apollo Credit Agreement Amendment No.2 [Member] | Contractual Interest Rate Reduction [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt instrument, Basis spread on Variable rate			7.50%
Bird Rides [Member] | Switchback Warrant [Member]
Subsequent Event [Line Items]
Common stock, conversion basis									one-fifth of one
Bird Rides [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share							$ 0.0001	0.0001	$ 0.0001
Common stock, conversion basis									one-for-one
Aggregate purchase price of shares									16,000,000
Aggregate purchase price per share							10.00	10.00	$ 10.00
Bird Rides [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, conversion basis									one-for-one
Bird Rides [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary equity, shares authorized											173,212,667	142,148,158			191,600,000
Bird Rides [Member] | Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Temporary equity, shares authorized															191,560,656
Bird Rides [Member] | Redeemable Convertible Senior Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary equity, shares authorized							37,500,000	37,500,000	37,500,000						37,500,000
Share price														$ 10.00
Bird Rides [Member] | Redeemable Convertible Senior Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, conversion basis		As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Senior Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company
Temporary equity, shares authorized															37,500,000
Share price															$ 10.00